LEASES	12 Months Ended
Mar. 31, 2024
Leases
LEASES

NOTE 8 – LEASES

The Company has on operating lease on vehicles for management and one operating lease on MTM Animation’s printer as of March 31, 2024. During the year ended March 31, 2024, the operating lease on MTM Animation’s premises was terminated. No gain or loss was recognized upon the lease termination. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating leases was as follows:

	March 31, 2024	March 31, 2023
Right-of-use assets – vehicle leases	$28,949	$5,131
Right-of-use assets – premise lease	–	667,775
Right-of-use assets – equipment lease	12,834	18,026
Total Right-of-use assets, net	41,783	690,932
Operating lease liabilities – current	$15,931	$196,996
Operating lease liabilities – non-current	25,852	493,936
Total operating lease liabilities	$41,783	$690,932

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2024 and 2023:

Remaining lease term and discount rate:	March 31, 2024	March 31, 2023
Weighted average remaining lease term (years)	2.49	3.30
Weighted average discount rate	5.09%	5.96%

The following is a schedule of payments of lease liabilities as of:

Year ending March 31,
2025	$19,739
2026	17,700
2027	9,246
Total future minimum lease payments	46,686
Less: imputed interest	(4,903)
Total	$41,783